Related Parties transactions (Detail Textuals)	12 Months Ended
Dec. 31, 2022 ILS (₪)
Menachem Shalom [Member]
Related Party Transaction Line Items
Payment of management fees per month	₪ 35,000
Due from Related Parties	780,924
Billio Ltd [Member]
Related Party Transaction Line Items
Sale of computer equipment	67,212
Due from Related Parties	1,199,433
Tamarindi Ltd [Member]
Related Party Transaction Line Items
Due from Related Parties	₪ 579,726